Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 1 of 9

Table of Contents

Distribution Report	2

Factor Report	2

Delinquency by Group	6

Foreclosure Group Report	7

REO Group Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor 6
New York, New York 10004
Tel: (212) 623-0613
Email: nayades.x.ortega@jpmorgan.com

Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 2 of 9

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	147,341,000.00	94,833,542.76	5,550,423.87	470,295.34	6,020,719.21	0.00	0.00	89,283,118.89
A2	9,067,000.00	9,067,000.00	0.00	45,463.45	45,463.45	0.00	0.00	9,067,000.00
A3	45,954,000.00	45,954,000.00	0.00	232,527.24	232,527.24	0.00	0.00	45,954,000.00
A4	50,749,000.00	50,749,000.00	0.00	262,372.33	262,372.33	0.00	0.00	50,749,000.00
M1	23,430,000.00	23,430,000.00	0.00	122,636.52	122,636.52	0.00	0.00	23,430,000.00
M2	17,655,000.00	17,655,000.00	0.00	95,484.13	95,484.13	0.00	0.00	17,655,000.00
M3	4,785,000.00	4,785,000.00	0.00	26,361.36	26,361.36	0.00	0.00	4,785,000.00
M4	4,620,000.00	4,620,000.00	0.00	27,400.45	27,400.45	0.00	0.00	4,620,000.00
M5	4,290,000.00	4,290,000.00	0.00	26,426.40	26,426.40	0.00	0.00	4,290,000.00
M6	3,300,000.00	3,300,000.00	0.00	22,899.25	22,899.25	0.00	0.00	3,300,000.00
B1	2,310,000.00	2,310,000.00	0.00	16,029.48	16,029.48	0.00	0.00	2,310,000.00
B2	3,630,000.00	3,630,000.00	0.00	25,189.17	25,189.17	0.00	0.00	3,630,000.00
B3	8,911,000.00	4,195,294.16	274,811.30	29,111.85	303,923.15	0.00	0.00	3,920,482.86
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	326,042,000.00	268,818,836.92	5,825,235.17	1,402,196.97	7,227,432.14	0.00	0.00	262,993,601.75
X	330,002,299.03	277,494,841.79	0.00	155,529.49	155,529.49	0.00	0.00	271,944,417.92

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A1	73316PJS0	643.63308760	37.67059997	3.19188373	40.86248369	605.96248763	5.410000%
A2	73316PJT8	1,000.00000000	0.00000000	5.01416676	5.01416676	1,000.00000000	5.470000%
A3	73316PJU5	1,000.00000000	0.00000000	5.06000000	5.06000000	1,000.00000000	5.520000%
A4	73316PJV3	1,000.00000000	0.00000000	5.17000000	5.17000000	1,000.00000000	5.640000%
M1	73316PJW1	1,000.00000000	0.00000000	5.23416645	5.23416645	1,000.00000000	5.710000%
M2	73316PJX9	1,000.00000000	0.00000000	5.40833362	5.40833362	1,000.00000000	5.900000%
M3	73316PJY7	1,000.00000000	0.00000000	5.50916614	5.50916614	1,000.00000000	6.010000%
M4	73316PJZ4	1,000.00000000	0.00000000	5.93083333	5.93083333	1,000.00000000	6.470000%
M5	73316PKA7	1,000.00000000	0.00000000	6.16000000	6.16000000	1,000.00000000	6.720000%
M6	73316PKB5	1,000.00000000	0.00000000	6.93916667	6.93916667	1,000.00000000	7.570000%
B1	73316PKC3	1,000.00000000	0.00000000	6.93916883	6.93916883	1,000.00000000	7.570000%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 3 of 9

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
B2	73316PKD1	1,000.00000000	0.00000000	6.93916529	6.93916529	1,000.00000000	7.570000%
B3	73316PKE9	470.79947930	30.83955785	3.26695657	34.10651442	439.95992145	7.570000%
TOTALS		824.49143644	17.86651772	4.30066363	22.16718135	806.62491872
X	N/A	840.88760171	0.00000000	0.47129820	0.47129820	824.06825261	0.672572%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 4 of 9

Sec. 4.03(a)(i)	Dates

	Record Date	11/26/06
	Determination Date	11/21/06
	Distribution Date	11/27/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	192,564.53
	Curtailments	38,397.24
	Prepayments	5,319,462.10
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	470,295.34
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	45,463.45
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	232,527.24
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - A-4	262,372.33
	Unpaid Interest - A-4	0.00
	Remaining Unpaid Interest - A-4	0.00

	Interest Distribution - M-1	122,636.52
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	95,484.13
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	26,361.36
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 5 of 9

	Interest Distribution - M-4	27,400.45
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

	Interest Distribution - M-5	26,426.40
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	22,899.25
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	16,029.48
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	25,189.17
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	29,111.85
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions
	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class A-4 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 6 of 9

	Class A-4 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	277,494,841.79
	Ending Pool Balance	271,944,417.92
	Beginning Loan Count	1,849.00
	Ending Loan Count	1,816.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	115,622.85

Sec. 4.03(a)(ix)	Delinquency Advances

	Group I Delinquency Advances Included in Current Distribution	0.00
	Group I Recouped Advances Included in Current Distribution	0.00
	Group I Recouped Advances From Liquidations	0.00
	Group I Aggregate Amount of Advances Outstanding	0.00

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	4,624.91

Section 4.03(a)(xi) A	Delinquencies

Delinquency by Group
Group 1
Period	Number	Principal Balance	Percentage
0-30 days	209	28,899,249.87	10.63%
31-60 days	71	10,064,500.48	3.70%
61-90 days	16	2,952,173.28	1.09%
91+days	14	1,577,625.10	0.58%
Total	310	43,493,548.73	15.99%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 7 of 9

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	47	7,553,118.22	2.78%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	5	744,190.02	0.27%

	Market Value of Group I REO Loans	775,000.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Group I Three Largest Loans	2,385,028.65

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 8 of 9

	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	707.29
	Class M-5 Net WAC Cap Carryover Amounts Paid	707.29
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	3,115.32
	Class M-6 Net WAC Cap Carryover Amounts Paid	3,115.32
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	2,180.73
	Class B-1 Net WAC Cap Carryover Amounts Paid	2,180.73
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	3,426.85
	Class B-2 Net WAC Cap Carryover Amounts Paid	3,426.85
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	3,960.52
	Class B-3 Net WAC Cap Carryover Amounts Paid	3,960.52
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans
	with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	0.00

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds
	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	168,878.33
	Funds Withdrawn From Cap Reserve Fund For Distribution	168,878.33
	Ending Balance of Cap Reserve Fund	0.00

	Beginning Balance of Corridor Reserve Fund	0.00
	Funds Withdrawn From Corridor Reserve Fund For Distribution	0.00
	Funds Deposited to Corridor Reserve Fund	0.00
	Ending Balance of Corridor Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A November 27, 2006	Page 9 of 9

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	7.71%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	348.00

Sec. 4.03 (a)(xxii),(xxiii), (xxv)	Overcollateralization Amounts

	Overcollateralization Amount	8,950,816.17
	Overcollateralization Target Amount	8,950,544.73
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxv)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	4.72%
	Six month rolling average of 60+ Day Delinquent Loans	0.03%

Sec. 4.03 (a)(xxviii)	Amount of Funds Collected by Trustee under the Cap Agreement	168,878.33
	Amount of Funds Collected by Trustee under the Corridor Agreement	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries
	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage
	Senior Enhancement Percentage	28.27%
	Senior Specified Enhancement Percentage	46.60%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.